Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of Concentration of Customers and Suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the six months ended June 30, 2025 and 2026 are as follows.

	For the Six Months ended June 30,
	2025		2026
	US$	%	US$	%
Customer A	*	*	2,165,662	21%
Customer B	*	*	1,084,000	11%
Customer C	1,389,443	11%	*	*
Customer D	1,281,392	10%	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the six months ended June 30, 2025 and 2026 are as follows.

	For the Six Months ended June 30,
	2025		2026
	US$	%	US$	%
Supplier A	660,265	11%	1,032,065	11%
Supplier B	820,419	13%	*	*
Supplier C	786,562	12%	*	*
Supplier D	725,198	12%	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Customer A	*	*	2,988,337	46%
Customer E	1,224,249	17%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Customer F	*	*	2,276,250	35%
Customer G	660,000	16%	660,000	10%

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Supplier A	1,612,153	24%	1,807,541	22%
Supplier E	*	*	1,075,283	13%
Supplier C	1,119,645	17%	*	*
Supplier D	687,776	10%	*	*

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Supplier B	625,654	20%	654,399	29%
Supplier F	1,789,478	56%	559,010	34%

* The amount was less than 10% of total sales, total purchases or total balance.

Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	1,827,969	294,013
—Denominated in USD	7,400	283,676
—Denominated in EUR	1,574,250	29,070
Total cash and cash equivalents balances held at mainland PRC financial institutions	3,409,619	606,759
Financial institution in Germany
—Denominated in EUR	1,833,658	539,112
Total cash balances held at a Germany financial institution	1,833,658	539,112
Financial institutions in the USA
—Denominated in USD	6,141,320	7,703,724
Total cash balances held at a USA financial institution	6,141,320	7,703,724
Total cash and cash equivalents balances held at financial institutions	11,384,597	8,849,595